EVENTS AFTER THE REPORTING PERIOD (Details) $ in Millions		2 Months Ended
	Jul. 24, 2023 shares	Aug. 29, 2023 USD ($)	Oct. 01, 2023 member	Jul. 19, 2023 shares	Jul. 01, 2023 shares	Jun. 30, 2022 shares
Disclosure of non-adjusting events after reporting period
Executive committee members | member			3
Ordinary shares | Former board member
Disclosure of non-adjusting events after reporting period
Number of share options exercisable in share-based payment arrangement (in shares)						1,224,086
Major ordinary share transactions | Ordinary shares
Disclosure of non-adjusting events after reporting period
Number of share options exercised in share-based payment arrangement (in shares)	1,761,100
Major ordinary share transactions | Ordinary shares | Executive officer
Disclosure of non-adjusting events after reporting period
Number of share options exercisable in share-based payment arrangement (in shares)				261,100
Major ordinary share transactions | Ordinary shares | Key management personnel
Disclosure of non-adjusting events after reporting period
Number of share options exercisable in share-based payment arrangement (in shares)				1,750,000
Major ordinary share transactions | Ordinary shares | Former board member
Disclosure of non-adjusting events after reporting period
Number of share options exercised in share-based payment arrangement (in shares)	618,175
Major ordinary share transactions | Ordinary shares | Deferred shares plan
Disclosure of non-adjusting events after reporting period
Number of share options exercisable in share-based payment arrangement (in shares)					1,395,358
Number of share options exercised in share-based payment arrangement (in shares)	824,400
Major ordinary share transactions | ADR | Deferred shares plan
Disclosure of non-adjusting events after reporting period
Number of share options exercised in share-based payment arrangement (in shares)	32,976
Issue of notes | Pjsc Vimpelcom | VEON Holdings B.V.
Disclosure of non-adjusting events after reporting period
Proceeds from issue of bonds, notes and debentures | $		$ 126